Note 3 - Debt and Equity Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Held-to-maturity, Total	$ 0	$ 0
Debt Securities, Held-to-maturity, Sold, Amount		4,843,000
Debt Securities, Held-to-maturity, Sold, Realized Gain (Loss)		(79,000)
Other Comprehensive Income (Loss), Transfers from Held-to-maturity to Available-for-Sale Securities, before Tax	0	22,800,000	$ 0
Debt Securities, Available-for-sale, Amortized Cost, Total	420,207,000	295,683,000
Debt Securities, Available-for-sale, Total	421,145,000	285,252,000
Security Owned and Pledged as Collateral, Fair Value, Total	256,598,000	251,549,000
Security Owned and Pledged as Collateral	256,300,000	260,562,000
Securities Adjust Prior to Maturity	48,018,000	32,864,000
Securities Adjust Prior to Maturity, Market Value	47,784,000	32,217,000
Tennessee, Idaho, Missouri, and Texas [Member]
Security Owned and Pledged as Collateral, Fair Value, Total	49,903,000
Security Owned and Pledged as Collateral	50,193,000
Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Total	46,994,000	11,564,000
Debt Securities, Available-for-sale, Total	$ 47,442,000	$ 11,295,000